Share-Based Compensation and Other Related Information - Summary of Options Outstanding (Detail) pure in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options outstanding at beginning of period	10,675	14,775
Issued in connection with the acquisition of Exeter	192
Number of options granted		3,087
Number of options exercised	(27)	(232)
Number of options forfeited/expired	(3,545)	(6,955)
Number of options outstanding at ending of period	7,295	10,675
Number of options - exercisable	5,252	6,061
Weighted average exercise price at beginning of period	$ 28.03	$ 34.53
Weighted average exercise price Issued in connection with the acquisition of Exeter	4.32
Weighted average exercise price of granted		20.27
Weighted average exercise price of exercised	20.27	12.64
Weighted average exercise price of forfeited/expired	30.92	38.92
Weighted average exercise price at ending of period	26.02	28.03
Weighted average exercise price - exercisable	$ 27.39	$ 31.24